Label	Element	Value
Aberdeen Select International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Aberdeen Investment Funds

(the “Trust”)

Aberdeen Select International Equity Fund

(the “Fund”)

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

This notice is to inform you that at a meeting held on September 16, 2020, the Board of Trustees (the “Board”) of Aberdeen Investment Funds (the “Trust”) approved a change in the name of Aberdeen Select International Equity Fund (the “Fund”), a series of the Trust, and certain other changes. Such changes will take effect on or about December 1, 2020 (the “Effective Date”).

As of the Effective Date, the Fund’s name will be “Aberdeen International Sustainable Leaders Fund”.  In connection with the Fund’s name change, the Fund’s policy of investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities issued by companies that are located in, or that derive a majority of their earnings or revenue from, a number of countries around the world other than the U.S. will change to a policy of investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities issued by companies that are located in, or that derive a majority of their earnings or revenue from, a number of countries around the world other than the U.S. that meet the Adviser’s sustainability criteria. Such securities include equity securities issued by international companies that the Adviser deems to have sound or improving prospects and which demonstrate that they are current or emerging sustainable leaders through their management of environmental, social and governance (“ESG”) risks and opportunities in accordance with the Adviser’s criteria.

More information regarding these changes is included in the Supplement to the Fund’s Prospectus, which is included with this notice.  Shareholders will receive an amended and restated Summary Prospectus for the Fund following the Effective Date.

Dated: September 23, 2020

ABERDEEN INVESTMENT FUNDS

(the “Trust”)

Aberdeen Select International Equity Fund

(the “Fund”)

Supplement dated September 23, 2020 to the Fund’s Prospectus dated February 28, 2020, as supplemented to date

On September 16, 2020, the Board of Trustees (the “Board”) of the Trust approved a change in the Fund’s name, from the Aberdeen Select International Equity Fund to the Aberdeen International Sustainable Leaders Fund (“International Sustainable Leaders Fund”), and a change to the Fund’s principal investment strategies, 80% investment policy and expense limitation agreement, with such changes to take effect as of the date of effectiveness of an amendment to the Trust’s registration statement, which is anticipated to be on or about December 1, 2020 (the “Effective Date”).

As described in further detail below, as of the Effective Date, the Fund will change from an international equities strategy investing 80% of its net assets, plus any borrowings for investment purposes, in equity securities issued by companies that are located in, or that derive a majority of their earnings or revenue from, a number of countries around the world other than the U.S., to an international sustainable leaders strategy investing 80% of its net assets, plus any borrowings for investment purposes, in equity securities issued by companies that are located in, or that derive a majority of their earnings or revenue from, a number of countries around the world other than the U.S. that meet the Adviser’s sustainability criteria. Such securities include equity securities issued by international companies that the Adviser deems to have sound or improving prospects and which demonstrate that they are current or emerging sustainable leaders through their management of environmental, social and governance (“ESG”) risks and opportunities in accordance with the Adviser’s criteria.

Starting on the Effective Date, the Fund’s portfolio management team will transition the Fund’s portfolio in line with its amended investment strategy.  In connection therewith, the Fund expects to experience portfolio turnover, which will result in higher than normal transaction costs to shareholders, which are currently estimated to be approximately 0.32% of the value of each shareholder’s investment. It is currently anticipated that any capital gains generated will be offset by capital losses. These estimates are subject to change depending on market conditions at the time the sales and purchases are made and the size of the Fund.

As of the Effective Date, the expiration date of Fund’s expense limitation agreement will be extended from February 28, 2021 to February 28, 2022.

Shareholders will receive an amended and restated Summary Prospectus for the Fund following the Effective Date.

Name and 80% Policy Change of the Fund

On the Effective Date, the Fund’s name will change from the Aberdeen Select International Equity Fund to the Aberdeen International Sustainable Leaders Fund (the “International Sustainable Leaders Fund”) and the Fund’s current non-fundamental policy to invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities issued by companies that are located in, or that derive a majority of their earnings or revenue from, a number of countries around the world other than the U.S. will change to a non-fundamental policy to invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities issued by companies that are located in, or that derive a majority of their earnings or revenue from, a number of countries around the world other than the U.S. that meet the Adviser’s sustainability criteria. Such securities include equity securities issued by international companies that the Adviser deems to have sound or improving prospects and which demonstrate that they are current or emerging sustainable leaders through their management of environmental, social and governance (“ESG”) risks and opportunities in accordance with the Adviser’s criteria.

Risk/Return [Heading]	rr_RiskReturnHeading	Aberdeen Select International Equity Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Expense Limitation Extension

The Trust and Aberdeen Standard Investments Inc. (the “Adviser”) have entered into an amended written contract limiting operating expenses (subject to certain exceptions outlined in the agreement) to 1.10% for Institutional Class and 1.35% for Class A shares of the Fund until February 28, 2021. On the Effective Date, this contractual limit will remain at 1.10% for Institutional Class and 1.35% for Class A shares of the Fund and will be extended for a term not to end before February 28, 2022 without the approval of the independent trustees of the Board.

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2022
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy and Principal Risk Changes
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

On the Effective Date, the Fund’s current non-fundamental policy to invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities issued by companies that are located in, or that derive a majority of their earnings or revenue from, a number of countries around the world other than the U.S. will change to a non-fundamental policy to invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities issued by companies that are located in, or that derive a majority of their earnings or revenue from, a number of countries around the world other than the U.S. that meet the Adviser’s sustainability criteria. Such securities include equity securities issued by international companies that the Adviser deems to have sound or improving prospects and which demonstrate that they are current or emerging sustainable leaders through their management of environmental, social and governance (“ESG”) risks and opportunities in accordance with the Adviser’s criteria.

On the Effective Date, the following will replace the section entitled “Summary—Aberdeen Select International Equity Fund—Principal Strategies” in the Prospectus beginning on page 1:

The International Sustainable Leaders Fund seeks to achieve its investment objective of seeking long-term growth of capital by investing primarily in equity securities of foreign companies that the Adviser deems to have sound or improving prospects and which demonstrate that they are current or emerging sustainable leaders through their management of environmental, social and governance (“ESG”) risks and opportunities in accordance with the Adviser’s criteria.

In carrying out the Fund’s investment strategies, the Adviser employs a fundamental, bottom-up equity investment process, which is based on first-hand research and disciplined company evaluation and which takes into consideration the sustainability of the business in its broadest sense and the company’s ESG performance. The Adviser’s stock analysts work closely with dedicated ESG specialists who sit within each regional investment team and provide industry-leading expertise and insight at the company level. In addition, engagement with company management is a key part of the Adviser’s research process and ongoing stewardship program.

The Adviser will identify stocks for their long-term, fundamental value based on quality and price. With respect to “quality”, the Adviser will assign each company a proprietary overall quality rating and also an ESG-quality rating ranging from 1 to 5 (1 indicating leaders and 5 indicating laggards) — enabling the Fund’s investment team to identify current and emerging sustainable leaders. Companies eligible for investment by the Fund must be rated 3 or better by the Adviser on both the overall quality rating and ESG-quality rating. Binary exclusions are also applied to exclude a defined list of unacceptable activities. The Fund will not invest in companies that, based on MSCI data, have:

●                 failed to uphold one or more principals of the UN Global Compact;

●                 an industry tie to controversial weapons;

●                 a revenue contribution of 10% or more from the manufacture or sale of conventional weapons or weapons systems;

●                 a revenue contribution of 10% or more from tobacco or are tobacco manufacturers;

●                 a revenue contribution of 10% or more from the extraction of unconventional oil and gas; or

●                 a revenue contribution from thermal coal extraction.

The Fund will measure compliance with its principal investment strategies at the time of investment except that compliance with binary exclusions is tested as frequently as MSCI data is updated, which is currently quarterly. If a company no longer meets the Adviser’s ESG criteria, the Adviser intends, but is not required, to sell such security.

As a non-fundamental policy, under normal circumstances, the International Sustainable Leaders Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities issued by companies that are located in, or that derive a majority of their earnings or revenue from, a number of countries around the world other than the U.S. that meet the Adviser’s sustainability criteria. For purposes of the 80% policy, a company is considered to be outside the U.S. if Fund management determines that the company meets one or more of the following criteria:

●                 the company is organized under the laws of, or has its principal office in, a country outside the U.S.;

●                 the company has its principal securities trading market in a country outside the U.S.; and/or

●                 the company derives the majority of its annual revenue or earnings or assets from goods produced, sales made, or services performed in a country outside the U.S.

Equity securities include, but are not limited to, common stock, preferred stock and depositary receipts.

Under normal circumstances, a number of countries around the world will be represented in the Fund’s portfolio, some of which may be considered to be emerging market countries.  At times, the Fund may have a significant amount of its assets invested in a country or geographic region.  The Fund may invest in securities denominated in U.S. Dollars and currencies of the foreign countries in which it is permitted to invest.  The Fund typically has full currency exposure to those markets in which it invests.

The Fund may invest in securities of any market capitalization.

The Fund may invest in securities of any market sector and may hold a significant amount of securities of companies, from time to time, within a single sector.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

On the Effective Date, the following risk factor will be added in alphabetical order in the section entitled “Summary — Aberdeen Select International Equity Fund — Principal Risks” in the Prospectus beginning on page 2:

Sustainable Investing Risk — The Fund’s ESG strategies could cause it to perform differently compared to funds that do not have such strategies. The criteria related to the Fund’s ESG strategy, including the exclusion of securities of companies that engage in certain business activities, may result in the Fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous for it to do so. In addition, there is a risk that the companies identified as sustainable leaders by the Adviser do not operate as expected when addressing ESG issues. There are significant differences in interpretations of what it means for a company to have positive ESG characteristics. While the Adviser believes its definitions are reasonable, the portfolio decisions it makes may differ with other investors’ or advisers’ views.

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

On the Effective Date, the first and second paragraphs under the section entitled “Summary — Aberdeen Select International Equity Fund — Performance” in the Prospectus beginning on page 3 will be replaced with the following:

The bar chart and table below can help you evaluate potential risks of the International Sustainable Leaders Fund. The bar chart shows how the Fund’s annual total returns for Class A have varied from year to year. The table compares the Fund’s average annual total returns to the returns of the MSCI All Country World ex USA Index (net dividends), a broad-based securities index, and the MSCI All Country World ex USA Index (gross dividends). Effective February 28, 2020, the MSCI All Country World ex USA Index (net dividends) replaced the MSCI All Country World ex USA Index (gross dividends) as the Fund’s primary benchmark. The Adviser believes that the change from a gross to a net dividend benchmark is in line with industry practice and is more appropriate for the Fund, as it is calculated net of withholding taxes to which the Fund is generally subject. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeenstandard.com/en-us/us/investor/fund-centre or call 866-667-9231.

The Fund changed its investment strategy effective December 1, 2020. Performance information for periods prior to December 1, 2020 reflects the Fund’s previous investment strategy.  In connection with the change in investment strategy, the Fund changed its name from Aberdeen Select International Equity Fund to Aberdeen International Sustainable Leaders Fund.

Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares the Fund’s average annual total returns to the returns of the MSCI All Country World ex USA Index (net dividends), a broad-based securities index, and the MSCI All Country World ex USA Index (gross dividends).
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866-667-9231
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.aberdeenstandard.com/en-us/us/investor/fund-centre
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective February 28, 2020, the MSCI All Country World ex USA Index (net dividends) replaced the MSCI All Country World ex USA Index (gross dividends) as the Fund’s primary benchmark. The Adviser believes that the change from a gross to a net dividend benchmark is in line with industry practice and is more appropriate for the Fund, as it is calculated net of withholding taxes to which the Fund is generally subject.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Please retain this Supplement for future reference.